Income Tax (Tables)	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
December 31, 2020
Deferred tax asset
Organizational costs/Start-up expenses	$100,224
Federal Net Operating loss	11,369
Total deferred tax asset	111,593
Valuation allowance	(111,593)
Deferred tax asset, net of allowance	$—

Schedue of income tax provision
December 31, 2020
Federal
Current	$—
Deferred	(111,593)
State
Current	—
Deferred	—
Change in valuation allowance	(111,593)
Income tax provision	$—

Schedule of reconciliation of federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	-19.6%
Change in valuation allowance	-1.4%
Income tax provision	—%